UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue New York, NY	10170

(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 215.830.8990

Date of fiscal year end:  04/30/2012

Date of reporting period: 04/30/2012

ITEM 1.	REPORTS TO SHAREHOLDERS
The Annual report to Shareholders for the period ended April 30, 2012 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT April 30, 2012
For additional information call Toll Free:	(877) - CHINA35 (877) - 244-6235

360 Funds	ANNUAL REPORT

June 11, 2012

Dear Shareholders,

Enclosed is the Annual Report for The USX China Fund (the “Fund”) for the year ended April 30, 2012. The Fund’s average annual total returns versus its benchmarks at April 30, 2012 were as follows:

		One Year Ended April 30, 2012	Five Years Ended April 30, 2012	Commencement of Operations through April 30, 2012
Class A(1)	With sales charge	(76.92)%	(33.54)%	(22.32)%
	Without sales charge	(75.83)%	(32.92)%	(21.78)%
Class C(2)	With contingent deferred sales charge	(76.34)%	(33.48)%	(21.58)%
	Without contingent deferred sales charge	(76.10)%	(33.48)%	(21.58)%
S&P 500 Total Return(3)		4.76%	1.00%	4.48%
MSCI AC Asia Pacific Excluding Japan Index(3)		(9.85)%	4.00%	10.89%
Halter USX China Index(3)		(23.61)%	1.83%	8.81%

Fiscal year 2011 has been challenging for China, Chinese domiciled companies listed in the United States and, naturally, the USX China Fund.  The Fund has continued to have short-term underperformance. The Fund’s top five holdings at April 30, 2011 had negative performance for the year ended April 30, 2012 as follows:

1.	China Redstone Group, Inc.	(98)%
2.	Longwei Petroleum Investment Holding Ltd.	(13)%
3.	ChinaNet Online Holdings, Inc.	(70)%
4.	NF Energy Saving Corp.	(35)%
5.	China Nutrifruit Group Ltd.	(82)%

As initially outlined in last year’s shareholder letter, markets have reacted adversely to Chinese domiciled companies listed in the United States.  Primarily, this was due to well publicized news and events surrounding questionable accounting practices. Some of the reports have proven to be reliable and some have proven to be exaggerations.  In the end, several of those companies did not maintain the disciplined accounting principles required in accordance with United States financial regulatory statutes.  That has caused many Chinese listed companies to have been painted with the same broad brush.

Historically, the Chinese government was the lender of first and sometimes only resort to Chinese companies.  In an effort to get more favorable rates than those provided by the Chinese government, Chinese companies started to look elsewhere. One place they looked to was the capital markets in the United States.   Chinese companies also looked to United States for the rule of law in an attempt to achieve a consistent application of law by which companies could resolve disputes.  What several of those companies misjudged was the discipline and speed by which Wall Street financial markets’ impose in light of sometimes proven fiscal mismanagement and other times perceived fiscal mismanagement.

As many of you know, we took over as portfolio managers of the Fund on February 1, 2012.  Performance, excluding sales loads and CDSC fees, during the period from February 1, 2012 through April 30, 2012 was (26.44)% and (26.63)% for the Fund’s Class A and Class C shares, respectively.  During the same period, the S&P 500 Total Return Index, MSCI AC Asia Pacific Excluding Japan Index and the Halter USX China Index had performance of 7.08%, 2.63% and (0.79)%, respectively.

Our initial approach to improve performance was to select companies with a large market capitalization or a 9% or greater trailing 12 month earnings per share.  This was done to increase the number of analysts and the level of scrutiny verifying the financials and business practices of Chinese securities.

The Fund’s top five holdings as of April 30, 2012 were as follows:

1.	China Wood, Inc.	11.84%
2.	Oriental Dragon Corp.	8.08%
3.	Asia Green Agriculture Corp.	5.69%
4.	Ctrip.com International Ltd.	5.48%
5.	Changda International Holdings, Inc.	5.26%

The Fund’s top 10 holdings as of April 30, 2012 constitute 58.41% of the entire portfolio.

360 Funds	ANNUAL REPORT

As of April 30, 2012 the industry areas of the Fund’s portfolio reflected domestic companies with the following weightings:

1.	Food	20.39%	10.	Retail	3.71%
2.	Building Materials	16.11%	11.	Computers	3.27%
3.	Internet	12.21%	12.	Transportation	2.85%
4.	Agriculture	9.94%	13.	Advertising	1.92%
5.	Electrical Components & Equipment	6.05%	14.	Oil & Gas	1.71%
6.	Energy – Alternate Sources	5.48%	15.	Environmental Control	1.50%
7.	Chemicals	5.26%	16.	Leisure Time	1.18%
8.	Coal	3.98%	17.	Commercial Services	0.52%
9.	Insurance	3.92%

The percentages in the above tables are based on market value of the Fund’s portfolio as of April 30, 2012 and are subject to change.

Notwithstanding the Fund’s recent performance and despite the global economic slowdown, we believe China's economy is well poised and positioned for growth in the coming year. While 2011 saw China's GDP growth decline to 9.2% from 10.4% in 2010, the National Bureau of Statistics projects a 900 billion yuan federal trade deficit (approximately 25% of its gross domestic product), which grants the opportunity for China to strategically begin to stimulate internally. Additionally, although China has been tightening monetary policy to stem inflationary concerns since 2009, Premier Wen Jiabao has publicly stated that China will look to strategically loosen fiscal policy by implementing structural tax reduction and make credit more readily available to improve consumption and to boost the financial, housing, railway and energy sectors. However, this loosening appears to be much smaller in scale to widespread loosening in the United States.  China’s central bank is also likely to fine-tune its monetary policy in case of decreased global demand.

Thank you for your support and continued investment in The USX China Fund.

Sincerely,

Ryan Jenkins and	Christopher Anci
Portfolio Managers of The USX China Fund

This report is intended for the shareholders of The USX China Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s current prospectus, a copy of which may be obtained at http://www.theusxchinafund.com or by calling 1-877-244-6235.

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. Please consider the Fund’s objective, risk, charges and expenses carefully before investing in the Fund. The prospectus contains information about those and other important matters relating to the Fund. Please read the prospectus carefully before you invest.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 1-877-244-6235.

(1) The USX China Fund Class A shares commenced operations on September 23, 2005. The maximum sales charge for Class A shares is 4.50%. Class A shareholders pay a 0.50% contingent deferred sales charge (“CDSC”) if Class A purchases exceeding $3 million are redeemed within one year of purchase.

(2) The USX China Fund Class C shares commenced operations on July 1, 2005. Class C shareholders pay a 1.00% CDSC if shares are redeemed within one year of purchase.

 (3) The benchmarks’ commencement of operations returns were calculated assuming a commencement date of July 1, 2005. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The MSCI AC Asia Pacific Excluding Japan Index by Morgan Stanley Capital International is a capitalization weighted index that monitors the performance of stocks from the Asia Pacific region excluding the country of Japan. The Halter USX China Index by the Halter Financial Group is a modified market capitalization weighted index comprised of U.S. exchange listed securities of companies that derive a majority of their revenues from the People’s Republic of China. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

360 Funds	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE USX CHINA FUND, THE S&P 500 TOTAL RETURN INDEX, THE MSCI AC ASIA PACIFIC EXCLUDING JAPAN INDEX AND THE HALTER USX CHINA INDEX

Average Annual Total Return

		One Year Ended	Five Years Ended	Commencement of Operations
		April 30, 2012	April 30, 2012	through April 30, 2012
Class A(1)	With sales charge	(76.92)%	(33.54)%	(22.32)%
	Without sales charge	(75.83)%	(32.92)%	(21.78)%
Class C(2)	With contingent deferred sales charge	(76.34)%	(33.48)%	(21.58)%
	Without contingent deferred sales charge	(76.10)%	(33.48)%	(21.58)%
S&P 500 Total Return(3)		4.76%	1.00%	4.48%
MSCI AC Asia Pacific Excluding Japan Index(3)		(9.85)%	4.00%	10.89%
Halter USX China Index(3)		(23.61)%	1.83%	8.81%

(1)	The USX China Fund Class A shares commenced operations on September 23, 2005.
(2)	The USX China Fund Class C shares commenced operations on July 1, 2005.
(3)	The benchmarks’ commencement of operations returns were calculated assuming a commencement date of July 1, 2005.

360 Funds	ANNUAL REPORT

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.  The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.  Total return calculations reflect expense reimbursements and/or fee waivers in the applicable periods.  See financial highlights for periods where fees were waived and/or reimbursed.

The above graph depicts the performance of The USX China Fund versus the S&P 500 Total Return Index, the MSCI AC Asia Pacific Excluding Japan Index and the Halter USX China Index.  The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The MSCI AC Asia Pacific Excluding Japan Index by Morgan Stanley Capital International is a capitalization weighted index that monitors the performance of stocks from the Asia Pacific region excluding the country of Japan.  The Halter USX China Index by the Halter Financial Group is a modified market capitalization weighted index comprised of U.S. exchange listed securities of companies that derive a majority of their revenues from the People’s Republic of China.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, MSCI AC Asia Pacific Excluding Japan Index or Halter USX China Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with The USX China Fund, which will not invest in certain securities comprising these indices.

360 Funds	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period and held for the entire period of 11/01/11 through 04/30/12. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of these other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended April 30, 2012

	Beginning	Ending Account
	Account Value	Value	Expenses Paid During
	11/01/11	04/30/12	Period*
Actual Fund Return (in parentheses)
The USX China Fund Class A (-65.38%)	$1,000.00	$346.20	$7.53
The USX China Fund Class C (-65.65%)	1,000.00	343.50	10.05

	Beginning	Ending Account
	Account Value	Value	Expenses Paid During
	11/01/11	04/30/12	Period*
Hypothetical 5% Fund Return
The USX China Fund Class A	$1,000.00	$1,013.67	$11.27
The USX China Fund Class C	1,000.00	1,009.95	14.99

*Expenses are equal to the Fund’s expense ratios of 2.25% and 3.00% for The USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
April 30, 2012	ANNUAL REPORT

COMMON STOCK - (87.85%)	Shares	Fair Value

ADVERTISING (1.87%)
ChinaNet Online Holdings, Inc. *	40,000	$38,000

AGRICULTURE (9.65%)
Asia Green Agriculture Corp. * F	97,110	112,648
Southern China Livestock, Inc. * F Δ	30,000	84,000
		196,648

BUILDING MATERIALS (9.37%)
China Ceramics Co. Ltd. *	20,000	69,000
China Infrastructure Construction Corp. * F	102,400	15,462
China Wood, Inc. * F	25,000	106,500
		190,962

CHEMICALS (5.11%)
Changda International Holdings, Inc. *	267,133	104,182

COAL (3.86%)
L & L Energy, Inc. *	35,000	78,750

COMMERCIAL SERVICES (0.51%)
China Redstone Group, Inc. *	333,200	10,329

COMPUTERS (3.18%)
VanceInfo Technologies, Inc. – ADR *	5,000	64,750

ELECTRICAL COMPONENTS & EQUIPMENT (5.88%)
China Electric Motor, Inc. * F	154,965	21,540
China Power Equipment, Inc. *	132,699	98,197
		119,737

ENERGY – ALTERNATE SOURCES (5.32%)
JinkoSolar Holding Co. Ltd. – ADR *	14,500	79,460
Trina Solar Ltd. – ADR *	4,000	29,040
		108,500

ENVIRONMENTAL CONTROL (1.46%)
Tri-Tech Holding, Inc. *	5,000	29,750

FOOD & BEVERAGE (17.93%)
China New Borun Corp. – ADR *	25,000	78,500
Emerald Dairy, Inc. *	308,300	64,743
Oriental Dragon Corp. * F Δ	50,000	160,000
Yanglin Soybean, Inc. *	408,300	24,498
Zhongpin, Inc. *	4,000	37,760
		365,501

INSURANCE (3.81%)
CNinsure, Inc. – ADR *	13,000	77,610

INTERNET (10.73%)
Ctrip.com International Ltd. – ADR *	5,000	108,350
Moqizone Holding Corp. * F	24,115	14,228
Youku, Inc. – ADR *	4,000	96,160
		218,738

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
April 30, 2012	ANNUAL REPORT

COMMON STOCK - (87.85%) (continued)	Shares	Fair Value

LEISURE TIME (1.15%)
Universal Travel Group * F, H	30,000	$23,400

OIL & GAS (1.66%)
Longwei Petroleum Investment Holding Ltd. *	21,733	33,904

RETAIL (3.60%)
Lentuo International, Inc. – ADR *	26,000	73,320

TRANSPORTATION (2.76%)
Guangshen Railway Co. Ltd. – ADR *	3,000	56,340

TOTAL COMMON STOCK (Cost $3,165,580)		1,790,421

PREFERRED STOCK - (9.26%)

BUILDING MATERIALS (6.27%)
China Wood, Inc. F		30,000	127,800

FOOD & BEVERAGE (1.86%)
China Nutrifruit Group Ltd. F, H		10,000	38,000

INTERNET (1.13%)
Moqizone Holding Corp. * F		70	22,944

TOTAL PREFERRED STOCK (Cost $520,000)			188,744

	Expiration Date -
WARRANTS - (0.00%)	Exercise Price
American Lorain Corp. A *	05/02/15 - $ 3.00	14,000	-
American Lorain Corp. B *	11/20/13 - $ 3.00	4,000	-
Asia Green Agriculture Corp. * F	08/20/13 - $ 3.78	3,997	-
China Infrastructure Construction Corp. * F	03/05/13 - $ 6.00	50,000	-
China Nutrifruit Group Ltd. * F, H	10/08/13 - $ 3.30	25,000	-
China Redstone Group, Inc. *	02/23/14 - $ 4.10	25,000	-
China Wood, Inc. * F	09/01/15 - $ 4.80	15,000	-
ChinaNet Online Holdings, Inc. A *	08/20/12 - $ 3.00	20,000	-
ChinaNet Online Holdings, Inc. B *	08/20/14 - $ 3.75	20,000	-
HQ Sustainable Maritime Industries, Inc. *	08/13/15 - $ 4.5156	10,000	-
L & L Energy, Inc. *	11/06/14 - $ 5.62	12,000	-
MoqiZone Holding Corp. A * F	05/31/12 - $ 2.50	19,445	-
MoqiZone Holding Corp. B * F	05/31/12 - $ 3.00	19,445	-
Oriental Dragon Corp. * F Δ	10/22/14 - $ 6.00	25,000	-
Rodobo International, Inc. *	06/17/15 - $3.50	18,500	-
SinoCoking Coal and Coke Chemical Industries, Inc. *	03/10/15 - $ 12.00	12,500	-
SinoHub, Inc. B *	09/10/13 - $ 3.00	50,000	-
Southern China Livestock, Inc. * F Δ	03/28/14 - $ 5.50	15,000	-
TOTAL WARRANTS (Cost $0)			-

360 Funds
The USX China Fund
SCHEDULE OF INVESTMENTS
April 30, 2012	ANNUAL REPORT

Fair Value

TOTAL INVESTMENTS (Cost $3,685,580) – 97.11%	$1,979,165
OTHER ASSETS IN EXCESS OF LIABILITIES, NET – 2.89%	58,861
NET ASSETS - 100%	$2,038,026

*	Non-income producing security.

F
This security was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees.  The total fair value of such securities at April 30, 2012 is $726,522 which represents 35.65% of total net assets. These securities are classified as either level 2 or level 3 of the fair value hierarchy. For details relating to each fair valued security, please see Note 1.

H	Trading of this security has been halted by the exchange.

Δ	No longer restricted from sale, but not publicly traded as of April 30, 2012.

The accompanying notes are an integral part of these financial statements.

360 Funds
STATEMENT OF ASSETS AND LIABILITIES – April 30, 2012	ANNUAL REPORT

The USX China Fund
Assets:
Investments, at fair value (cost: $3,685,580)	$1,979,165
Receivables:
Investments sold	74,559
Dividends and interest	4
Prepaid expenses	23,429
Due from Advisor and Former Advisor	23,311
Total assets	2,100,468

Liabilities:
Payables:
Fund shares redeemed	486
Distribution fees	999
Due to Custodian	33,552
Due to Administrator	8,627
Other liabilities and accrued expenses	18,778
Total liabilities	62,442
Net Assets	$2,038,026

Net Assets consist of:
Common stock	$1,335
Additional paid-in capital	17,109,372
Accumulated net investment loss	(6,181)
Accumulated realized loss on investments	(13,360,085)
Net unrealized depreciation on investments	(1,706,415)

Total Net Assets (1,335,080 shares outstanding; unlimited shares of $0.001 par value authorized)	$2,038,026

Class A shares:
Net Assets applicable to 1,324,501 shares outstanding	$2,022,553
Net Asset Value per share	$1.53

Offering price per share Class A *	$1.60

Minimum redemption price per share Class A **	$1.52

Class C shares:
Net Assets applicable to 10,579 shares outstanding	$15,473
Net Asset Value and offering price per share	$1.46

Minimum redemption price per share Class C ***	$1.45

*	A maximum sales charge of 4.50% is imposed on Class A shares.
**	Class A shareholders pay a 0.50% contingent deferred sales charge (“CDSC”) if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
***	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year of purchase.

The accompanying notes are an integral part of these financial statements.

360 Funds
STATEMENT OF OPERATIONS	ANNUAL REPORT

The USX China Fund

For the Year
Ended
April 30, 2012

Investment income:
Dividends (net of foreign tax paid of $70)	$44,463
Interest	53
Total investment income	44,516

Expenses:
Investment advisory fees	48,803
Distribution fees - Class A	9,526
Distribution fees - Class C	937
Accounting and transfer agent fees	88,459
Legal fees	28,302
Registration fees	22,181
Audit fees	22,000
Custody fees	20,617
Compliance officer compensation	18,000
Miscellaneous	14,690
Trustee fees	10,800
Insurance fees	9,633
Pricing fees	2,951
Printing fees	186
Total expenses	297,085
Less: fees waived and expenses absorbed	(208,366)
Net expenses	88,719

Net investment loss	(44,203)

Realized and unrealized gain/(loss) on investments:
Net realized loss on investments	(6,841,566)
Net change in unrealized appreciation on investments	1,906,318
Net loss on investments	(4,935,248)

Net decrease in net assets resulting from operations	$(4,979,451)

The accompanying notes are an integral part of these financial statements.

360 Funds
STATEMENTS OF CHANGES IN NET ASSETS	ANNUAL REPORT

	The USX China Fund

	For the Year Ended	For the Year Ended
	April 30, 2012	April 30, 2011
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(44,203)	$(247,986)
Net realized loss on investments	(6,841,566)	(1,266,744)
Net change in unrealized appreciation (depreciation) on investments	1,906,318	(5,606,127)
Net decrease in net assets resulting from operations	(4,979,451)	(7,120,857)

Increase (decrease) in net assets from capital share transactions (Note 2)	105,020	(4,481,389)

Total decrease in net assets	(4,874,431)	(11,602,246)

Net Assets:
Beginning of period	$6,912,457	$18,514,703

End of period	$2,038,026	$6,912,457

Accumulated net investment loss	$(6,181)	$-

The accompanying notes are an integral part of these financial statements.

360 Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	ANNUAL REPORT

	The USX China Fund
	Class A

	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Year Ended April 30, 2008
Net Asset Value, Beginning of Period	$6.33	$11.51	$5.23	$13.07	$14.62

Investment Operations:
Net investment loss (a)	(0.04)	(0.17)	(0.18)	(0.16)	(0.23)
Net realized and unrealized gain (loss) on investments	(4.76)	(5.01)	6.46	(6.95)	1.02
Total from investment operations	(4.80)	(5.18)	6.28	(7.11)	0.79

Distributions:
From net realized capital gain	-	-	-	(0.73)	(2.34)
Total distributions	-	-	-	(0.73)	(2.34)

Net Asset Value, End of Period	$1.53	$6.33	$11.51	$5.23	$13.07

Total Return (b)	(75.83)%	(45.00)%	120.08%	(54.41)%	1.83%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,023	$6,688	$17,406	$10,928	$31,650

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.59%	3.58%	2.97%	3.08%	2.35%
After fees waived and expenses absorbed	2.25%	2.25%	2.14%	2.20%	2.25%

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(6.45)%	(3.20)%	(2.76)%	(2.92)%	(1.51)%
After fees waived and expenses absorbed	(1.11)%	(1.87)%	(1.92)%	(2.04)%	(1.41)%

Portfolio turnover rate	117.09%	104.59%	131.37%	81.83%	75.41%

(a)	Per share amounts were calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

360 Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	ANNUAL REPORT

	The USX China Fund
	Class C
	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Year Ended April 30, 2008
Net Asset Value, Beginning of Period	$6.11	$11.20	$5.13	$12.94	$14.59

Investment Operations:
Net investment loss (a)	(0.08)	(0.23)	(0.26)	(0.24)	(0.35)
Net realized and unrealized gain (loss) on investments	(4.57)	(4.86)	6.33	(6.85)	1.04
Total from investment operations	(4.65)	(5.09)	6.07	(7.09)	0.69

Distributions:
From net realized capital gain	-			(0.73)	(2.34)
Total distributions	-			(0.73)	(2.34)

Paid-in capital from CDSC fees	-	- (b)	- (b)	0.01	- (b)

Net Asset Value, End of Period	$1.46	$6.11	$11.20	$5.13	$12.94

Total Return (c)	(76.10)%	(45.45)%	118.32%	(54.74)%	1.12%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$15	$224	$1,109	$627	$2,177

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	8.34%	4.33%	3.72%	3.83%	3.10%
After fees waived and expenses absorbed	3.00%	3.00%	3.00%	3.00%	3.00%

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(7.20)%	(3.95)%	(3.51)%	(3.67)%	(2.26)%
After fees waived and expenses absorbed	(1.86)%	(2.62)%	(2.79)%	(2.84)%	(2.16)%
Portfolio turnover rate	117.09%	104.59%	131.37%	81.83%	75.41%

(a)	Per share amounts were calculated using the average shares method.
(b)	CDSC fees resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

360 Funds	ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

360 Funds (formerly known as the Parr Family of Funds), (the “Trust”), was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The sole series of shares of the Trust is The USX China Fund (the “Fund”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is long term growth of capital. The Fund’s investment adviser is Matrix 360 Adviser, LLC (the “Adviser”). The Fund’s investment sub-adviser was Parr Financial Group, LLC (“Parr” or the “Sub-Adviser”) through January 31, 2012. Effective January 31, 2012, Parr resigned as Sub-Adviser to the Fund.  The Fund offers two classes of shares, Class A and Class C shares. The Class C shares commenced operations on July 1, 2005. The Class A shares commenced operations on September 23, 2005. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)         Investment Valuation - Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, it will be categorized in level 2. Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. In addition, for securities that are halted for several days, pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to; the general market conditions in the Chinese reverse merger stock market and the overall financial market; disclosures related to the company’s auditors; the status of the company’s 8k, 10k, and other filings with the SEC and NASDAQ; participation by the company, CFO, investment banker, trader and research analysts in conferences, road shows, conference calls and 1-on-1 telephone calls or in-person meetings; channel checks and/or visitation to prove-up real business operations; comments from money managers, investment banks and research analysts; and, review of the Bloomberg Chinese Reverse Mergers Index (CHINARTO:IND). Consistent with the foregoing, the Trustees have adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. These guidelines are implemented by the Fund’s Fair Value Committee, and the Adviser, subject to the review by the Fair Value Committee, reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund’s Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. The differences could be material. As of April 30, 2012, nineteen (19) securities held by the Fund were being fair valued.

360 Funds	ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b)         Halted Securities - At April 30, 2012, trading of certain securities owned by the Fund has been halted by their respective exchanges as follows:

Security Name	Date Halted
Universal Travel Group	04/12/2011
China Nutrifruit Group Ltd.	04/26/2012

c)         Restricted Securities - The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China.   The Fund held no Restricted Securities at April 30, 2012.

The Adviser, subject to the oversight of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees. These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; earnings per share; free cash flows; debt levels; revenue growth; and, information regarding the applicable company and its business. Using these factors and criteria, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. Using the Fair Value Pricing Instructions, The Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale. Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather than by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

360 Funds	ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of April 30, 2012 in valuing the Fund’s investments carried at fair value:

Security Classification (a)	The USX China Fund
Level 1
Common Stock	$1,252,643
Total Level 1	1,252,643

Level 2
Common Stock (b)	37,002
Warrants (b)	-
Total Level 2	37,002

Level 3
Common Stock (b)	500,776
Preferred Stock (b)	188,744
Total Level 3	689,520
Total Investments	$1,979,165

(a)	For a detailed break-out by major industry classification of all securities held by the Fund please refer to the Schedule of Investments.
(b)
Certain securities and warrants are valued at fair value as determined by Parr using procedures approved by the Board of Trustees. The sale of certain of these securities is restricted until certain regulatory filings are approved.

The following amounts were transfers in/(out) of Level 2 assets:

	Common Stock	Preferred Stock	Totals

Transfers into Level 2	$37,002	$-	$37,002
Transfers from Level 2	(61,670)	-	(61,670)
Net Transfers in/(out) of Level 2	$(24,668)	$-	$(24,668)

Transfers of $24,498 were made from Level 2 to Level 1 due to securities now being valued using quoted prices in active markets instead of using other observable inputs.  Transfers of $37,172 were made from Level 2 to Level 3 due to securities now being valued using significant unobservable inputs instead of using other observable inputs. Transfers of $15,462 were made from Level 1 to Level 2 due to securities now being valued using other observable inputs instead of using quoted prices in active markets.  Transfers of $21,540 were made from Level 3 to Level 2 due to securities now being valued using other observable inputs instead of using significant unobservable inputs. Transfers between levels are recognized as of the end of the reporting period.

The following is a reconciliation for which Level 3 inputs were used in determining fair value:

	Common Stock	Preferred Stock	Total

Beginning balance April 30, 2011	$967,315	$220,000	$1,187,315
Total realized loss	(656,145)	(32,000)	(688,145)
Change in unrealized depreciation	(210,267)	7,800	(202,467)
Cost of purchases	748,378	-	748,378
Proceeds from sales	(341,193)	(68,000)	(409,193)
Net transfers in/(out) of level 3 (*)	(7,312)	60,944	53,632
Ending balance April 30, 2012	$500,776	$188,744	$689,520

(*)	Transfers include $38,000 transferred from Level 1 to Level 3 due to securities now being valued using significant unobservable inputs instead of using quoted prices in active markets.

360 Funds	ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The total change in unrealized depreciation included in the statement of operations attributable to level 3 investments still held at April 30, 2012 was as follows:

	Common Stock	Preferred Stock	Total

Change in unrealized depreciation	$(581,621)	$(156,922)	$(738,543)

Significant unobservable inputs developed by the Adviser and approved by the Board of Trustees for material Level 3 investments as of April 30, 2012 are as follows:

Description	Fair Value at 4/30/2012	Percent of Net Assets	Valuation Techniques	Unobservable Inputs

Common Stock	$ 500,776	24.57%	(i)(i) Most recent last trade price with significant volume, (ii) Cost less illiquidity discount, (iii) Calculated from reported data less illiquidity discount	(i) Montoring of reported data, (ii) Illiquidity discount multipliers

Preferred Stock	188,744	9.26%	(i) Equivalent value of common shares using their most recent last trade price with significant volume, (ii) Calculated from reported data less illiquidity discount	(i) Montoring of reported data, (ii) Illiquidity discount multipliers

c)         Federal Income Taxes - The Fund qualifies and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the year ended April 30, 2012, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the year ended April 30, 2012, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. Federal tax authorities for tax years before 2009. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

d)         Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. For the year ended April 30, 2012, net investment loss in the amount of $38,022 was reclassified to paid-in capital. This reclassification had no effect on net assets.

e)         Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)         Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

360 Funds	ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

2.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2012 were as follows:

	Class A
	Shares	Amount
Sold	498,521	$1,054,588
Reinvested	-	-
Redeemed	(231,238)	(854,709)
Net Decrease	267,283	$199,879

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2012 were as follows:

	Class C
	Shares	Amount
Sold	4,989	$22,485
Reinvested	-	-
Redeemed	(31,139)	(117,344)
Net Decrease	(26,150)	$(94,859)

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2011 were as follows:

	Class A
	Shares	Amount
Sold	115,904	$917,963
Reinvested	-	-
Redeemed	(570,528)	(4,869,716)
Net Decrease	(454,624)	$(3,951,753)

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2011 were as follows:

	Class C
	Shares	Amount
Sold	1,709	$15,885
Reinvested	-	-
Redeemed	(63,991)	(545,521)
Net Decrease	(62,282)	$(529,636)

3.	INVESTMENT TRANSACTIONS

For the year ended April 30, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) for The USX China Fund were as follows:

Purchases	Sales
$5,174,960	$4,437,254

There were no government securities purchased or sold during the period.

360 Funds	ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser provides investment management services to the Fund in accordance with its investment objectives, policies and restrictions. As compensation for the investment advisory services provided to the Fund, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund. For the year ended April 30, 2012, the Adviser earned $48,803 of advisory fees.

The Adviser and the Fund have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan). It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Pursuant to the Expense Agreement, the Adviser and Former Adviser have agreed to reimburse the Fund to the extent that total annualized expenses exceed 2.00% of the Fund’s average daily net assets. For the year ended April 30, 2012, the Adviser waived advisory fees of $48,803 and reimbursed expenses of $159,563.

Prior to January 31, 2012, the Adviser had retained Parr to serve as the sub-adviser to the Fund. The Adviser had agreed to pay the Sub-Adviser an annual sub-advisory fee of 0.35% of the average daily net assets of the Fund.  Effective January 31, 2012, Parr resigned as Sub-Adviser to the Fund.

One trustee of the Fund is also an officer of the Adviser. Certain officers of the Fund are also employees of the Adviser.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix 360 Administration, LLC (formerly Matrix Capital Group, Inc.) (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services.

For its services, Matrix receives a minimum fee of $6,250 per month, plus out of pocket expenses. In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of daily net assets. For the year ended April 30, 2012, Matrix earned $88,459, including out of pocket expenses with $7,127 remaining payable at April 30, 2012.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a fee of $18,000 per year, plus out of pocket expenses. For the year ended April 30, 2012, Matrix earned $18,000 including out of pocket expenses, with $1,500 remaining payable at April 30, 2012.

Certain officers of the Fund are also employees of Matrix. An officer of Matrix is also an officer of the Adviser.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (“Matrix Capital”). Pursuant to the Distribution Agreement, Matrix Capital will provide distribution services to the Fund. Matrix Capital serves as underwriter/distributor of the Fund. Pursuant to the Distribution Agreement, Matrix Capital receives $7,200 per year from the Fund. Distribution fees paid to Matrix Capital were paid from accruals made pursuant to Rule 12b-1 under the 1940 Act.

An officer of Matrix Capital is also an officer of the Adviser.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. Under the plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

360 Funds	ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The distribution plans for the Class A and Class C shares in The USX China Fund took effect September 23, 2005 and July 1, 2005, respectively. For the year ended April 30, 2012, the Fund accrued $937 in 12b-1 expenses attributable to Class C shares. For the year ended April 30, 2012, the Fund accrued $9,526 in 12b-1 expenses attributable to Class A shares.

5.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at April 30, 2012 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$ 4,908,021	$ 27,596	$ (2,956,453)	$ (2,928,857)

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

As of April 30, 2012, the Fund’s components of distributable earnings on a tax basis were as follows:

Unrealized Depreciation	$(2,928,857)
Capital Loss Carryforwards	(9,048,675)
Post-October Capital Losses	(3,088,968)
Post-December Ordinary Losses	(6,181)
Distributable Earnings, Net	$(15,072,681)

The carryforward losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statement of assets and liabilities due to certain temporary book/tax differences due to the tax deferral of post-October losses and losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of April 30, 2012 the Fund elected to defer net capital losses as indicated in the chart below.

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred
$ (3,088,968)	$ -	$ (6,181)

Capital Loss Carryforwards Expiring			Loss Carryforwards Non-Expiring
2017	2018	2019	Short-Term	Long-Term	Total
$ (2,967,345)	$ (418,788)	$ (2,909,779)	$ (2,068,466)	$ (684,297)	$ (9,048,675)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be utilized before pre-enactment net capital losses.

6.	CONCENTRATION OF RISK

The USX China Fund will normally invest over 80% of its assets in stocks issued by companies listed on U.S. exchanges whose principal business is located in or centered on the People’s Republic of China. Investing in companies from one geographic region may pose additional risks inherent to a region’s economic and political situation.

360 Funds	ANNUAL REPORT
The USX China Fund
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2012

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2012, Sterne, Agee & Leach, Inc. held 49.38%% of The USX China Fund Class A shares in an omnibus account for the sole benefit of their customers. As of April 30, 2012, Sterne, Agee & Leach, Inc. held 55.13% of The USX China Fund Class C shares in omnibus accounts for the sole benefit of their customers.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
   of The USX China Fund, a series of the 360 Funds

We have audited the accompanying statement of assets and liabilities of The USX China Fund, (the "Fund"), a series of the 360 Funds (the “Trust”), including the schedule of investments, as of April 30, 2012 and the related statements of operations for the year then ended, changes in net assets for the two years then ended and the financial highlights for the each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended April 30, 2011 and the financial highlights for the four years ended April 30, 2011 were audited by other auditors whose report dated July 20, 2011 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of April 30, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The USX China Fund as of April 30, 2012, the results of its operations, changes in net assets and the financial highlights for the year and periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
June 27, 2012

360 Funds	ANNUAL REPORT

The USX China Fund
Additional information (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commissions website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information – The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  There were no dividends or distributions paid by the Fund during the fiscal year ended April 30, 2012.

The tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2013 to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their own tax advisors.

Total Fund operating expense ratios as stated in the current Fund prospectus dated August 26, 2011 for the Class A and Class C shares were as follows:
The USX China Fund Class A shares, gross of fee waivers or expense reimbursements	3.59%
The USX China Fund Class A shares, after waiver and reimbursement***	2.26%
The USX China Fund Class C shares, gross of fee waivers or expense reimbursements	4.34%
The USX China Fund Class C shares, after waiver and reimbursement***	3.01%

*** The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, costs of investing in underlying funds and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to 2.00% of the average daily net assets of the Fund through September 30, 2012. Total Gross Operating Expenses for the year ended April 30, 2012 were 7.59% for the Class A shares and 8.34% for the Class C shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended April 30, 2012. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

360 Funds	ANNUAL REPORT

The USX China Fund
Additional information (Unaudited)

TRUSTEES AND OFFICERS (Unaudited)

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone.  The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee	Aggregate Compensation From the Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Independent Trustees
Art Falk	$4,900	None	None	$4,900
Thomas Krausz	$3,000	None	None	$3,000
Tom M. Wirtshafter	$3,000	None	None	$3,000
Interested Trustees
Christopher Anci	None	Not Applicable	Not Applicable	None

*     Figures are for the fiscal year ended April 30, 2012.

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.  The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-244-6235.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Independent Trustees
Art Falk 420 Lexington Avenue Suite 601 New York, NY 10170 Age 73	Trustee	Since June 25, 2011	Mr. Falk has been the President of Murray Hill Financial Marketing, a financial marketing consulting firm, since 1990.	One	None

Thomas Krausz 420 Lexington Avenue Suite 601 New York, NY 10170 Age 66	Trustee	Since June 25, 2011
Mr. Krausz has been a management consultant to private enterprises since 2007. From 2005 to 2007 he was the Chief Technology Officer for IDT Ventures, a venture capital and business development firm. Prior to 2005, he was President of Mentorcom Services, Inc., a consulting and services company focusing on networking and web development.

				One	None

360 Funds	ANNUAL REPORT

The USX China Fund
Additional information (Unaudited)

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Tom M. Wirtshafter 420 Lexington Avenue Suite 601 New York, NY 10170 Age 56	Trustee	Since June 25, 2011
Mr. Wirtshafter has been the President of each of American Portfolios Financial Services, a broker-dealer, and American Portfolios Advisors, an investment adviser, since 2009. From 2005 to 2008 Mr. Wirtshafter was a business consultant. Prior to 2005 he served in executive and consulting roles for various companies in the financial services industry.
				One	None
Interested Trustees and Officers
Christopher Anci * 420 Lexington Avenue Suite 601 New York, NY 10170 Age 43	Trustee, President and Principal Executive Officer	Since June 25, 2011
Mr. Anci is managing member of the Adviser and has held various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 1/2004); President of LM Anderson Securities, a broker-dealer, since 2/2002.

				One	None

David Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Age 64	Chief Compliance Officer, Assistant Secretary and Treasurer	Since Inception
Mr. Ganley has been the Senior Vice President of Matrix Capital Group since January 2005.   He has been associated with its Mutual Fund operating division, Matrix 360 Administration, LLC, since January 2005.

				N/A	None

Larry Beaver 630 Fitzwatertown Road Willow Grove, PA 19090 Age 42	Assistant Treasurer	Since March 2007	Mr. Beaver has been the Director of Fund Accounting & Administration for Matrix 360 Administration, LLC, a mutual fund operating division of Matrix Capital Group, since February 2005.	N/A	None

* Christopher Anci is deemed an interested trustee because he is an officer and employee of the Adviser.

360 Funds
420 Lexington Avenue
Suite 601
New York, NY 10017

INVESTMENT ADVISER
Matrix 360 Advisor, LLC
420 Lexington Avenue
Suite 601
New York, NY 10017

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
420 Lexington Avenue
Suite 601
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.
a. The registrant has, as of the end of the period covered by this report, adopted a Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
b. During the period covered by this report, there were no amendments to any provision of the Code of Ethics.
c. During the period covered by this report, there were no waivers or implicit waivers of a provision of the Code of Ethics.
d. The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
a. Audit Fees
The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $13,000 and $25,000 for the fiscal years ended April 30, 2012 and 2011, respectively.
b. Audit related fees
There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
c. Tax Fees
The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 and $2,500 for the fiscal years ended April 30, 2012 and 2011, respectively.
d. All other fees
There were no other fees billed for the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraph (a) through (c) of this item.
e. The Trust has pre approval policies and procedures.  100% of services described in (b) through (d) were pre-approved by the Audit Committee.
f. All work is performed by permanent employees of Sanville & Company for 2012 and Cohen Fund Audit Services, Ltd., for 2011.
g. There were no non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser, that provides ongoing services to the registrant during the last two fiscal years.
h. There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT
Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.
a. The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b. There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS
(1) Code of Ethics for Principal executive and Senior Officers of the 360 Funds (formerly the Parr Family of Funds) is filed herewith.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(3) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Christopher F. Anci	/s/ Christopher F. Anci
President,
Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci
President
Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley
Treasurer
Date: June 29, 2012